8. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Plans Tables
Schedule of weighted average assumptions made in calculating the fair value of options

	Years Ended December 31,
	2012	2011

Expected volatility	303.1%	203.04%
Expected dividend yield	–	–
Risk-free interest rate	1.06%	1.88%
Expected term (in years)	6.65	6.54

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value

Outstanding, January 1, 2012	3,505,000	$.84	4.85	171,600
Granted	1,120,000	$.54
Exercised	–	–
Cancelled / Expired	(50,000)	$1.00

Outstanding, December 31, 2012	4,575,000	$.76	4.36	27,000

Options exercisable, December 31, 2012	4,575,000	$.76	4.36	–

Schedule of weighted average assumptions made in calculating the fair value of warrants

	Years Ended
	2012	2011

Expected volatility	52.88%	56.83%
Expected dividend yield	–	–
Risk-free interest rate	.3%	1.07%
Expected term (in years)	3.5	3.0

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value
Outstanding, January 1, 2012	12,570,642	$.48	1.84	1,943,000
Granted	2,648,890	$.57
Exercised	(900,000)	–
Cancelled/Expired		–
Outstanding, December 31, 2012	14,319,532	$.55	1.56	10,000

Warrants exercisable, December 31, 2012	14,319,532	$.55	1.56	–

COMMON SHARES RESERVED

	12-31-2012	12-31-2011

Stock Option Plans	4,575,000	3,365,000
Unclassified Warrants	551,600	551,600
Class D Warrants	2,062,377	2,062,377
Class E Warrants	5,851,665	5,851,665
Class F Warrants	325,000	1,225,000
Class G Warrants	900,000	900,000
Class H Warrants	1,980,000	1,980,000
Class AA Warrants	1,730,556	0
Class BB Warrants	918,334	0